EMPLOYEE BENEFIT EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Wages and salaries	$ 417.1	$ 312.7	$ 204.1
Equity-settled share-based compensation expense	64.6	68.9	47.7
Other employee benefits	10.6	9.9	7.7
Total Employee Benefit Expense	$ 492.3	$ 391.5	$ 259.5